PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2023 and December 31, 2022, prepaid expenses and other current assets consist of:

	As of June 30, 2023	As of December 30, 2022
Prepaid expenses	$928,511	$798,140
Deposits	158,113	165,868
Other current assets	151,572	126,779
Total	$1,238,196	$1,090,787

As of December 31, 2022, and 2021, prepaid expenses and other current assets consist of:

	As of December 31,
	2022	2021
Prepaid expenses	$798,140	$3,349,990
Deposits	165,868	59,925
Other current assets	126,779	80,531
Total	$1,090,787	$3,490,446